CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Capital stock [Member]	Share-based payment reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Total
Balance, beginning of year at Dec. 31, 2019	$ 156,277	$ 8,668	$ 4,286	$ (74,890)	$ 94,341
Beginning Balance (Shares) at Dec. 31, 2019	107,471,000
Capital stock issued	$ 105,264				105,264
Capital stock issued (Shares)	18,881,000
Capital stock issuance costs	$ (1,497)				(1,497)
Warrants exercised	$ 150				150
Warrants exercised (Shares)	50,000
Stock options exercised	$ 5,745	(2,199)			3,546
Stock options exercised (Shares)	2,927,000
Stock options forfeited		(36)		36
Share-based compensation, stock options		2,545			2,545
Foreign exchange translation			4,583		4,583
Net loss for the year				(59,932)	(59,932)
Balance, end of year at Dec. 31, 2020	$ 265,939	8,978	8,869	(134,786)	149,000
Ending Balance (Shares) at Dec. 31, 2020	129,329,000
Capital stock issued	$ 138,069				138,069
Capital stock issued (Shares)	15,008,000
Capital stock issuance costs	$ (6,645)				(6,645)
Stock options exercised	$ 4,373	(1,619)			2,754
Stock options exercised (Shares)	1,312,000
Stock options forfeited		(108)		108
Share-based compensation, stock options		2,531			2,531
Foreign exchange translation			5,325		5,325
Net loss for the year				(22,764)	(22,764)
Balance, end of year at Dec. 31, 2021	$ 401,736	$ 9,782	$ 14,194	$ (157,442)	$ 268,270
Ending Balance (Shares) at Dec. 31, 2021	145,648,764